DBX ETF Trust | 1
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.4%
Australia — 8.9%
AGL Energy Ltd.
10,431 70,967
ALS Ltd.
2,999 28,142
Altium Ltd.
470 20,942
Ampol Ltd.
8,951 206,683
Ansell Ltd.
2,076 33,757
ANZ Group Holdings Ltd.
2,833 53,226
APA Group(a)
2,548 13,963
Aristocrat Leisure Ltd.
5,933 177,282
ASX Ltd.
172 7,132
Atlas Arteria Ltd.(a)
2,988 10,572
Aurizon Holdings Ltd.
34,779 85,118
Beach Energy Ltd.
21,374 23,810
Bendigo & Adelaide Bank Ltd.
4,424 32,158
BHP Group Ltd.
826 24,451
BlueScope Steel Ltd.
14,136 198,740
Boral Ltd.
2,565 9,843
Brambles Ltd.
22,187 210,118
CAR Group Ltd.
1,041 24,155
Challenger Ltd.
890 3,836
Charter Hall Group REIT
1,744 14,057
Cleanaway Waste Management
Ltd.
21,466 39,830
Cochlear Ltd.
604 129,569
Coles Group Ltd.
12,659 138,238
Commonwealth Bank of
Australia
127 10,097
Computershare Ltd.
11,016 194,437
CSL Ltd.
59 10,991
CSR Ltd.
17,591 104,120
Deterra Royalties Ltd.
18,661 57,461
Domino's Pizza Enterprises Ltd.
198 5,097
Downer EDI Ltd.
13,536 43,210
EBOS Group Ltd.
2,665 54,115
Endeavour Group Ltd.
6,948 22,919
Evolution Mining Ltd.
7,375 19,227
Fortescue Ltd.
3,352 55,152
Goodman Group REIT
7,260 161,843
GPT Group REIT
350 975
Harvey Norman Holdings Ltd.
19,413 57,581
IDP Education Ltd.
221 2,344
Iluka Resources Ltd.
709 3,371
Incitec Pivot Ltd.
19,832 39,040
Insurance Australia Group Ltd.
36,376 149,990
JB Hi-Fi Ltd.
5,822 225,462
Lendlease Corp. Ltd.(a)
2,453 9,723
Lottery Corp. Ltd.
14,740 47,740
Macquarie Group Ltd.
107 13,588
Magellan Financial Group Ltd.
2,505 13,611
Number
of Shares Value $
Medibank Pvt Ltd.
86,539 214,096
Metcash Ltd.
28,042 68,816
Mirvac Group REIT
3,646 4,753
National Australia Bank Ltd.
265 5,976
New Hope Corp. Ltd.
5,825 19,253
NEXTDC Ltd.*
674 7,974
Northern Star Resources Ltd.
3,520 33,593
Orica Ltd.
6,267 76,355
Origin Energy Ltd.
11,101 75,230
Orora Ltd.
33,896 46,212
Perpetual Ltd.
803 11,562
Pro Medicus Ltd.
83 6,631
Qantas Airways Ltd.*
6,755 27,628
QBE Insurance Group Ltd.
11,365 134,538
Qube Holdings Ltd.
22,104 52,774
Ramsay Health Care Ltd.
663 20,772
REA Group Ltd.
392 48,675
Reece Ltd.
2,570 44,370
Rio Tinto Ltd.
2,631 225,647
Santos Ltd.
7,889 40,031
Scentre Group REIT
7,346 15,389
SEEK Ltd.
721 10,760
Seven Group Holdings Ltd.
2,481 64,663
Sims Ltd.
1,432 10,105
Sonic Healthcare Ltd.
2,818 45,597
South32 Ltd.
3,319 8,763
Steadfast Group Ltd.
15,759 57,853
Stockland REIT
13,917 41,650
Suncorp Group Ltd.
6,463 68,385
Telstra Group Ltd.
8,136 18,776
TPG Telecom Ltd.
2,744 8,486
Transurban Group(a)
2,782 23,146
Treasury Wine Estates Ltd.
1,921 14,475
Vicinity Ltd. REIT
10,393 13,478
Washington H Soul Pattinson &
Co. Ltd.
3,383 69,836
Wesfarmers Ltd.
4,750 204,987
Westpac Banking Corp.
1,062 18,349
Whitehaven Coal Ltd.
1,202 6,443
Woodside Energy Group Ltd.
2,542 46,828
Woolworths Group Ltd.
6,179 129,855
Worley Ltd.
855 8,330
Yancoal Australia Ltd.
1,476 6,341
(Cost $4,483,790)
4,916,064
Austria — 0.2%
ANDRITZ AG
819 48,856
Erste Group Bank AG
269 13,170
Raiffeisen Bank International AG
344 6,319
Telekom Austria AG*
2,094 19,755

2 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Verbund AG
172 14,154
voestalpine AG
898 26,185
(Cost $100,900)
128,439
Belgium — 0.8%
Ackermans & van Haaren NV
326 57,651
Ageas SA/NV
587 29,122
Anheuser-Busch InBev SA/NV
81 5,067
D'ieteren Group
24 5,201
Elia Group SA/NV
172 17,440
KBC Group NV
124 9,000
Lotus Bakeries NV
5 53,086
Solvay SA
3,668 133,914
Syensqo SA
994 98,650
UCB SA
232 32,402
Umicore SA
261 5,137
(Cost $356,991)
446,670
Bermuda — 0.0%
Hiscox Ltd.
(Cost $3,123)
255 3,708
Canada — 4.1%
Agnico Eagle Mines Ltd.
273 18,615
Alimentation Couche-Tard, Inc.
2,887 168,478
Bank of Montreal
67 5,974
Bank of Nova Scotia
261 12,354
Barrick Gold Corp.
664 11,325
BCE, Inc.
565 19,323
Brookfield Asset Management
Ltd., Class A
5,527 216,920
Brookfield Corp.
251 10,928
Cameco Corp.
127 7,046
Canadian Imperial Bank of
Commerce
382 18,938
Canadian National Railway Co.
502 63,894
Canadian Natural Resources Ltd.
105 8,065
Canadian Pacific Kansas City
Ltd.
410 32,631
CGI, Inc.*
1,433 141,487
Constellation Software, Inc.
18 50,060
Dollarama, Inc.
1,624 153,685
Enbridge, Inc.
503 18,387
Fairfax Financial Holdings Ltd.
96 108,054
Fortis, Inc.
716 28,632
Franco-Nevada Corp.
110 13,532
George Weston Ltd.
737 104,693
Great-West Lifeco, Inc.
184 5,518
Hydro One Ltd., 144A
1,634 47,061
Imperial Oil Ltd.
95 6,711
Intact Financial Corp.
252 42,157
Loblaw Cos. Ltd.
896 104,051
Number
of Shares Value $
Magna International, Inc.
1,857 83,999
Manulife Financial Corp.
1,331 34,565
Metro, Inc.
3,095 164,905
National Bank of Canada
89 7,606
Nutrien Ltd.
439 25,722
Power Corp. of Canada
1,073 31,147
Restaurant Brands International,
Inc.
527 36,132
Royal Bank of Canada
51 5,574
Saputo, Inc.
2,194 44,390
Sun Life Financial, Inc.
831 41,643
Suncor Energy, Inc.
1,220 49,761
TC Energy Corp.
624 24,060
TELUS Corp.
1,040 17,097
Thomson Reuters Corp.
240 41,294
Toronto-Dominion Bank
88 4,919
Tourmaline Oil Corp.
1,721 85,359
Waste Connections, Inc.
558 91,620
Wheaton Precious Metals Corp.
463 25,355
(Cost $1,960,314)
2,233,667
Chile — 0.1%
Antofagasta PLC
(Cost $24,921)
1,211 33,967
China — 0.1%
Lenovo Group Ltd.
(Cost $40,464)
42,882 61,500
Denmark — 0.8%
A.P. Moller — Maersk A/S, Class
A
14 24,533
A.P. Moller — Maersk A/S, Class
B
16 29,028
Carlsberg AS, Class B
572 77,341
Coloplast A/S, Class B
42 5,042
Danske Bank A/S
630 19,320
Demant A/S*
702 33,615
DSV A/S
78 11,966
Genmab A/S*
60 16,915
H Lundbeck A/S
5,344 29,354
H Lundbeck A/S, Class A
1,409 6,901
Novo Nordisk A/S, Class B
188 25,373
Novonesis (Novozymes) B, Class
B
810 48,171
Pandora A/S
364 59,548
ROCKWOOL A/S, Class B
98 41,079
Svitzer A/S*
60 2,353
Tryg A/S
1,313 26,983
(Cost $387,113)
457,522
Finland — 1.0%
Elisa OYJ
630 29,204

DBX ETF Trust | 3
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Kesko OYJ, Class B
4,382 79,539
Kone OYJ, Class B
1,634 83,000
Metso Corp.
776 9,427
Neste OYJ
193 4,036
Nokia OYJ
3,234 12,607
Nordea Bank Abp
2,038 24,990
Orion OYJ, Class B
736 29,947
Sampo OYJ, Class A
1,522 65,166
Stora Enso OYJ, Class R
939 13,670
UPM-Kymmene OYJ
2,621 100,014
Valmet OYJ
650 17,401
Wartsila OYJ Abp
3,335 69,531
(Cost $547,048)
538,532
France — 4.4%
Accor SA*
1,195 51,749
Air Liquide SA
200 39,181
Airbus SE
26 4,400
Alstom SA
598 11,679
Amundi SA*, 144A
445 34,130
Arkema SA
829 84,371
AXA SA
398 14,280
BioMerieux
171 18,035
BNP Paribas SA
46 3,381
Bollore SE
8,151 54,597
Bouygues SA
2,912 113,806
Bureau Veritas SA
1,272 38,112
Capgemini SE
277 55,812
Carrefour SA
4,540 73,880
Cie de Saint-Gobain SA
1,610 140,839
Cie Generale des Etablissements
Michelin SCA
4,806 193,826
Credit Agricole SA
453 7,340
Danone SA
856 54,939
Dassault Aviation SA
175 37,806
Dassault Systemes SE
307 12,355
Edenred SE
979 45,754
Eiffage SA
505 55,563
Engie SA
8,835 149,001
EssilorLuxottica SA
98 21,842
Eurazeo SE
574 48,137
Getlink SE
1,167 20,505
Hermes International SCA
1 2,362
Ipsen SA
120 15,711
JCDecaux SE*
272 6,437
La Francaise des Jeux SAEM,
144A
1,122 40,147
Legrand SA
938 100,913
L'Oreal SA
14 6,871
LVMH Moet Hennessy Louis
Vuitton SE
4 3,191
Number
of Shares Value $
Orange SA
10,371 120,750
Pernod Ricard SA
65 9,664
Pluxee NV*
1,321 41,230
Publicis Groupe SA
1,288 143,740
Remy Cointreau SA
23 2,135
Renault SA
279 16,228
Rexel SA
563 16,997
Safran SA
42 9,762
Sanofi SA
448 43,655
Schneider Electric SE
158 39,013
SEB SA*
590 72,633
Societe Generale SA
343 10,199
Sodexo SA
739 68,754
SOITEC*
37 4,459
Teleperformance SE
189 21,421
Thales SA
191 34,555
TotalEnergies SE
323 23,497
Veolia Environnement SA
3,590 119,647
Vinci SA
428 53,178
Vivendi SE
562 6,162
Wendel SE
62 6,108
(Cost $2,106,857)
2,424,739
Germany — 3.7%
adidas AG
68 17,089
Allianz SE
196 57,088
BASF SE
960 50,452
Bayer AG
266 8,155
Bayerische Motoren Werke AG
587 59,379
Bechtle AG*
215 10,419
Beiersdorf AG
361 56,571
Brenntag SE
2,786 199,555
Carl Zeiss Meditec AG
32 2,941
Continental AG
340 22,973
Covestro AG*, 144A
1,057 56,674
CTS Eventim AG & Co. KGaA
127 10,947
Daimler Truck Holding AG
531 22,580
Deutsche Bank AG(b)
412 6,810
Deutsche Boerse AG
36 7,148
Deutsche Lufthansa AG
995 6,937
Deutsche Post AG
2,697 113,191
Deutsche Telekom AG
2,128 51,493
DWS Group GmbH & Co.
KGaA(b), 144A
132 6,113
E.ON SE
26,396 351,890
Evonik Industries AG
2,206 48,304
Fielmann Group AG
99 4,718
Fraport AG Frankfurt Airport
Services Worldwide*
18 1,038
Fresenius Medical Care AG
2,350 99,954
Fresenius SE & Co. KGaA*
1,289 40,973

4 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
FUCHS SE
883 33,119
GEA Group AG
1,057 43,926
Hannover Rueck SE
124 30,719
Heidelberg Materials AG
1,726 179,355
Henkel AG & Co. KGaA
248 19,815
HOCHTIEF AG
196 21,299
Infineon Technologies AG
235 9,395
Knorr-Bremse AG
233 17,858
LEG Immobilien SE
126 11,112
Mercedes-Benz Group AG
259 18,670
Merck KGaA
273 49,345
MTU Aero Engines AG
92 22,821
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
54 26,843
Nemetschek SE
28 2,540
Puma SE
451 23,281
Rational AG
13 10,994
Rheinmetall AG
13 7,449
RWE AG
1,345 50,871
SAP SE
75 13,512
Scout24 SE, 144A
1,242 93,303
Siemens AG
87 16,647
Siemens Energy AG*
297 8,003
Siemens Healthineers AG, 144A
97 5,621
Symrise AG
181 21,487
Talanx AG
114 9,053
Traton SE
249 8,853
(Cost $1,893,458)
2,069,283
Hong Kong — 1.5%
ASMPT Ltd.
1,079 12,861
Bank of East Asia Ltd.
8,566 11,278
BOC Hong Kong Holdings Ltd.
3,005 9,411
Cathay Pacific Airways Ltd.
6,419 6,720
Chow Tai Fook Jewellery Group
Ltd.
5,765 7,398
CK Asset Holdings Ltd.
4,569 18,017
CK Hutchison Holdings Ltd.
14,397 70,114
CK Infrastructure Holdings Ltd.
4,229 24,379
CLP Holdings Ltd.
9,376 74,125
ESR Group Ltd., 144A
4,650 6,538
First Pacific Co. Ltd.
61,462 29,461
Hang Lung Group Ltd.
3,121 3,463
Henderson Land Development
Co. Ltd.
1,552 4,821
Hong Kong & China Gas Co. Ltd.
31,276 24,266
Hong Kong Exchanges &
Clearing Ltd.
182 6,114
Hutchison Port Holdings Trust,
Class U
26,700 3,311
Jardine Matheson Holdings Ltd.
1,500 55,200
Number
of Shares Value $
Johnson Electric Holdings Ltd.
2,995 4,563
Kerry Properties Ltd.
276 497
Link REIT
11,575 48,529
NWS Holdings Ltd.
25,817 22,011
PCCW Ltd.
34,481 18,423
Power Assets Holdings Ltd.
17,501 96,863
Sino Land Co. Ltd.
8,373 8,883
SITC International Holdings Co.
Ltd.
5,041 12,887
Sun Hung Kai Properties Ltd.
1,138 10,953
Swire Pacific Ltd., Class A
1,992 17,302
Swire Pacific Ltd., Class B
7,396 9,870
Swire Properties Ltd.
358 656
Techtronic Industries Co. Ltd.
1,572 19,230
VTech Holdings Ltd.
6,484 46,454
WH Group Ltd., 144A
183,129 124,531
Yue Yuen Industrial Holdings
Ltd.
11,645 21,375
(Cost $880,505)
830,504
Ireland — 1.6%
DCC PLC
5,279 382,438
Experian PLC
2,081 95,569
Flutter Entertainment PLC*
42 7,968
Glanbia PLC
4,687 95,709
James Hardie Industries PLC
CDI*
2,420 75,305
Kerry Group PLC, Class A
438 36,993
Kingspan Group PLC
463 44,332
Smurfit Kappa Group PLC
2,479 120,569
(Cost $737,889)
858,883
Israel — 1.0%
Airport City Ltd.*
1,064 15,758
Amot Investments Ltd.
2,656 10,352
Azrieli Group Ltd.
234 14,102
Bank Hapoalim BM
5,003 45,723
Bank Leumi Le-Israel BM
5,402 44,577
Bezeq The Israeli
Telecommunication Corp. Ltd.
32,149 38,627
Big Shopping Centers Ltd.*
148 14,445
Elbit Systems Ltd.
255 48,186
Electra Ltd.
14 4,948
Energix-Renewable Energies Ltd.
1,492 6,144
Enlight Renewable Energy Ltd.*
440 7,581
First International Bank Of Israel
Ltd.
613 24,815
Harel Insurance Investments &
Financial Services Ltd.
647 5,522
ICL Group Ltd.
3,428 15,950
Israel Discount Bank Ltd., Class
A
4,114 21,000
Melisron Ltd.
482 31,794

DBX ETF Trust | 5
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Mivne Real Estate KD Ltd.
14,606 33,858
Mizrahi Tefahot Bank Ltd.
667 24,186
Nice Ltd.*
169 32,076
Nova Ltd.*
238 51,191
Phoenix Holdings Ltd.
1,073 10,216
Strauss Group Ltd.
72 1,178
Teva Pharmaceutical Industries
Ltd.*
1,092 18,022
Tower Semiconductor Ltd.*
369 13,717
(Cost $516,328)
533,968
Italy — 2.4%
A2A SpA
80,835 169,279
Amplifon SpA
320 11,759
Assicurazioni Generali SpA
1,509 38,661
Banca Mediolanum SpA
1,039 11,900
Banco BPM SpA
2,169 15,550
Brunello Cucinelli SpA
160 16,058
Buzzi SpA
1,243 52,330
Davide Campari-Milano NV
783 7,798
DiaSorin SpA
51 5,478
Enel SpA
18,805 135,880
Eni SpA
1,890 29,743
Ferrari NV
124 50,804
FinecoBank Banca Fineco SpA
1,324 21,337
Hera SpA
40,609 149,449
Infrastrutture Wireless Italiane
SpA, 144A
858 9,361
Interpump Group SpA
399 18,652
Intesa Sanpaolo SpA
2,082 8,150
Italgas SpA
3,636 19,373
Leonardo SpA*
1,088 27,839
Mediobanca Banca di Credito
Finanziario SpA
870 13,714
Moncler SpA
527 35,036
Nexi SpA*, 144A
763 5,044
Pirelli & C SpA, 144A
9,887 65,216
Poste Italiane SpA, 144A
900 12,311
Prysmian SpA
2,816 183,484
Recordati Industria Chimica e
Farmaceutica SpA
627 32,945
Reply SpA
122 16,741
Snam SpA
9,524 44,965
Telecom Italia SpA*
23,402 6,148
Telecom Italia SpA-RSP*
22,827 6,537
Terna - Rete Elettrica Nazionale
10,034 84,115
UniCredit SpA
380 15,010
(Cost $1,082,254)
1,320,667
Japan — 31.3%
ABC-Mart, Inc.
889 17,096
Acom Co. Ltd.
4,400 11,264
Number
of Shares Value $
Activia Properties, Inc. REIT
6 14,089
Advance Residence Investment
Corp. REIT
6 12,352
Advantest Corp.
248 8,385
Aeon Co. Ltd.
1,449 31,231
Aeon Mall Co. Ltd.
100 1,204
AEON REIT Investment Corp.
REIT
9 7,629
AGC, Inc.
1,454 50,769
Aica Kogyo Co. Ltd.
1,614 35,496
Air Water, Inc.
6,300 92,148
Aisin Corp.
2,393 88,916
Ajinomoto Co., Inc.
1,300 46,368
Alfresa Holdings Corp.
5,900 83,106
Amada Co. Ltd.
6,943 78,247
Amano Corp.
1,800 43,240
ANA Holdings, Inc.
2,300 43,791
Anritsu Corp.
1,200 8,812
As One Corp.
200 3,168
Asahi Group Holdings Ltd.
492 17,974
Asahi Intecc Co. Ltd.
616 8,867
Asahi Kasei Corp.
3,919 25,562
ASKUL Corp.
400 5,656
Astellas Pharma, Inc.
1,783 17,570
Azbil Corp.
1,413 38,988
Bandai Namco Holdings, Inc.
4,200 76,492
Bic Camera, Inc.
1,900 18,995
BIPROGY, Inc.
1,100 29,057
Bridgestone Corp.
3,624 157,741
Brother Industries Ltd.
942 18,085
Calbee, Inc.
1,480 29,121
Canon Marketing Japan, Inc.
1,400 39,467
Canon, Inc.
5,122 148,368
Capcom Co. Ltd.
1,416 26,131
Casio Computer Co. Ltd.
900 6,701
Central Japan Railway Co.
2,055 45,914
Chiba Bank Ltd.
400 3,802
Chubu Electric Power Co., Inc.
23,231 320,277
Chugai Pharmaceutical Co. Ltd.
700 21,297
Chugoku Electric Power Co., Inc.
3,383 24,219
Coca-Cola Bottlers Japan
Holdings, Inc.
1,800 20,990
COMSYS Holdings Corp.
4,234 84,817
Concordia Financial Group Ltd.
1,500 9,016
Cosmo Energy Holdings Co. Ltd.
1,400 69,597
Cosmos Pharmaceutical Corp.
310 25,034
Credit Saison Co. Ltd.
300 6,500
Dai Nippon Printing Co. Ltd.
2,607 81,024
Daicel Corp.
6,027 60,886
Daido Steel Co. Ltd.
3,175 31,993

6 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Daifuku Co. Ltd.
1,478 25,803
Dai-ichi Life Holdings, Inc.
500 13,386
Daiichikosho Co. Ltd.
600 6,273
Daikin Industries Ltd.
120 17,521
Daito Trust Construction Co. Ltd.
1,448 152,959
Daiwa House Industry Co. Ltd.
4,402 116,952
Daiwa House REIT Investment
Corp. REIT
3 4,750
Daiwa Office Investment Corp.
REIT
2 3,541
Daiwa Securities Group, Inc.
700 5,497
Daiwa Securities Living
Investments Corp. REIT
10 6,612
Denka Co. Ltd.
700 9,887
Denso Corp.
2,884 46,670
Dentsu Group, Inc.
300 7,938
Dentsu Soken, Inc.
100 3,271
DIC Corp.
2,100 43,458
Disco Corp.
93 36,390
DMG Mori Co. Ltd.
1,000 28,432
Dowa Holdings Co. Ltd.
900 33,309
East Japan Railway Co.
3,300 57,319
Ebara Corp.
800 58,341
Electric Power Development
Co. Ltd.
7,676 128,931
ENEOS Holdings, Inc.
80,720 416,275
EXEO Group, Inc.
3,444 35,373
Ezaki Glico Co. Ltd.
1,400 36,170
Fancl Corp.
200 2,511
FANUC Corp.
580 16,236
Fast Retailing Co. Ltd.
29 7,420
Frontier Real Estate Investment
Corp. REIT
3 8,543
Fuji Electric Co. Ltd.
1,288 76,602
Fuji Media Holdings, Inc.
1,400 15,894
Fuji Oil Holdings, Inc.
600 9,436
Fuji Soft, Inc.
600 24,741
FUJIFILM Holdings Corp.
2,553 58,145
Fujikura Ltd.
1,200 24,619
Fujitsu Ltd.
4,760 68,714
Fukuoka Financial Group, Inc.
200 5,828
Fuyo General Lease Co. Ltd.
200 15,807
GLP J REIT
10 8,304
GOLDWIN, INC.
100 5,202
GS Yuasa Corp.
538 11,418
Hachijuni Bank Ltd.
900 6,223
Hakuhodo DY Holdings, Inc.
1,369 11,316
Hamamatsu Photonics KK
250 7,355
Hankyu Hanshin Holdings, Inc.
1,467 38,490
Haseko Corp.
1,597 18,018
Heiwa Corp.
400 5,132
Number
of Shares Value $
Hikari Tsushin, Inc.
153 25,061
Hirogin Holdings, Inc.
400 3,250
Hirose Electric Co. Ltd.
282 31,404
Hisamitsu Pharmaceutical Co.,
Inc.
200 4,755
Hitachi Construction Machinery
Co. Ltd.
600 16,227
Hitachi Ltd.
846 86,918
Honda Motor Co. Ltd.
11,535 129,888
Horiba Ltd.
354 28,114
Hoshizaki Corp.
1,226 43,924
House Foods Group, Inc.
1,457 26,767
Hoya Corp.
352 42,694
Hulic Co. Ltd.
8,748 80,830
Ibiden Co. Ltd.
300 12,090
Idemitsu Kosan Co. Ltd.
41,825 285,585
IHI Corp.
400 10,304
Iida Group Holdings Co. Ltd.
300 4,089
Industrial & Infrastructure Fund
Investment Corp. REIT
3 2,394
INFRONEER Holdings, Inc.
8,284 71,825
Inpex Corp.
6,299 97,144
Internet Initiative Japan, Inc.
700 9,864
Invincible Investment Corp. REIT
14 6,085
Isetan Mitsukoshi Holdings Ltd.
2,600 53,954
Isuzu Motors Ltd.
5,700 76,063
Ito En Ltd.
300 7,161
ITOCHU Corp.
2,436 114,867
Itoham Yonekyu Holdings, Inc.
160 4,220
Iwatani Corp.
2,100 121,861
Iyogin Holdings, Inc.
200 1,880
Izumi Co. Ltd.
500 10,729
J. Front Retailing Co. Ltd.
1,365 13,238
Japan Airlines Co. Ltd.
1,400 23,586
Japan Aviation Electronics
Industry Ltd.
600 9,312
Japan Exchange Group, Inc.
300 7,037
Japan Hotel REIT Investment
Corp. REIT
12 5,972
Japan Logistics Fund, Inc. REIT
3 5,185
Japan Metropolitan Fund Invest
REIT
12 7,064
Japan Post Bank Co. Ltd.
300 2,965
Japan Post Holdings Co. Ltd.
500 4,820
Japan Post Insurance Co. Ltd.
400 7,690
Japan Prime Realty Investment
Corp. REIT
4 8,362
Japan Real Estate Investment
Corp. REIT
6 19,778
Japan Tobacco, Inc.
1,964 55,641
JFE Holdings, Inc.
5,100 77,176
JGC Holdings Corp.
1,800 14,284

DBX ETF Trust | 7
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
JTEKT Corp.
3,800 27,519
Kadokawa Corp.
200 4,129
Kagome Co. Ltd.
265 6,029
Kajima Corp.
3,000 50,752
Kakaku.com, Inc.
500 6,047
Kamigumi Co. Ltd.
2,732 55,476
Kandenko Co. Ltd.
3,992 47,555
Kaneka Corp.
1,322 35,526
Kansai Electric Power Co., Inc.
8,711 157,263
Kansai Paint Co. Ltd.
4,288 71,492
Kao Corp.
1,153 50,538
Kawasaki Heavy Industries Ltd.
543 20,629
KDDI Corp.
1,429 39,439
KDX Realty Investment Corp.
REIT
8 7,713
Keihan Holdings Co. Ltd.
400 7,417
Keikyu Corp.
1,100 8,109
Keio Corp.
200 4,816
Keisei Electric Railway Co. Ltd.
800 28,733
Kewpie Corp.
1,459 28,902
Keyence Corp.
22 9,896
Kikkoman Corp.
3,330 38,546
Kinden Corp.
5,200 110,787
Kintetsu Group Holdings Co. Ltd.
2,900 61,619
Kirin Holdings Co. Ltd.
1,712 23,695
Kobe Bussan Co. Ltd.
300 6,645
Kobe Steel Ltd.
2,300 29,850
Koei Tecmo Holdings Co. Ltd.
224 1,950
Koito Manufacturing Co. Ltd.
600 8,471
Kokuyo Co. Ltd.
4,300 73,867
Komatsu Ltd.
2,470 72,255
Konami Group Corp.
482 33,632
K's Holdings Corp.
1,011 9,399
Kubota Corp.
1,700 24,027
Kuraray Co. Ltd.
13,481 163,896
Kurita Water Industries Ltd.
528 22,579
Kusuri no Aoki Holdings Co. Ltd.
600 12,142
Kyocera Corp.
5,288 60,100
Kyoto Financial Group, Inc.
400 7,172
Kyowa Kirin Co. Ltd.
800 13,519
Kyudenko Corp.
1,099 44,745
Kyushu Electric Power Co., Inc.
10,864 126,618
Kyushu Railway Co.
1,400 30,807
LaSalle Logiport REIT
7 6,579
Lion Corp.
1,406 11,291
Lixil Corp.
811 8,902
Mabuchi Motor Co. Ltd.
2,800 43,387
Macnica Holdings, Inc.
200 8,184
Makita Corp.
400 11,793
Number
of Shares Value $
Mani, Inc.
500 5,947
Marubeni Corp.
9,691 188,708
Marui Group Co. Ltd.
879 13,064
Maruichi Steel Tube Ltd.
2,750 65,484
Maruwa Co. Ltd./Aichi
100 22,368
MatsukiyoCocokara & Co.
3,791 53,507
Mazda Motor Corp.
5,100 53,793
McDonald's Holdings Co. Japan
Ltd.
1,400 57,374
Mebuki Financial Group, Inc.
1,800 7,214
Medipal Holdings Corp.
8,851 130,221
MEIJI Holdings Co. Ltd.
3,638 81,421
MINEBEA MITSUMI, Inc.
1,371 28,686
MISUMI Group, Inc.
140 2,403
Mitsubishi Chemical Group
Corp.
24,602 130,051
Mitsubishi Corp.
5,308 111,568
Mitsubishi Electric Corp.
4,474 77,725
Mitsubishi Estate Co. Ltd.
2,500 41,991
Mitsubishi Gas Chemical Co.,
Inc.
3,767 70,644
Mitsubishi HC Capital, Inc.
2,450 16,222
Mitsubishi Heavy Industries Ltd.
3,830 33,341
Mitsubishi Logistics Corp.
2,200 72,393
Mitsubishi Materials Corp.
2,900 56,525
Mitsubishi Motors Corp.
2,500 6,954
Mitsubishi UFJ Financial Group,
Inc.
500 5,275
Mitsui & Co. Ltd.
3,125 158,492
Mitsui Chemicals, Inc.
4,400 133,026
Mitsui Fudosan Co. Ltd.
4,200 38,500
Mitsui Fudosan Logistics Park,
Inc. REIT
2 5,613
Mitsui Mining & Smelting Co.
Ltd.
1,000 32,301
Mitsui OSK Lines Ltd.
2,074 68,418
Miura Co. Ltd.
300 6,185
Mizuho Financial Group, Inc.
580 11,862
MonotaRO Co. Ltd.
600 6,330
Mori Hills REIT Investment Corp.
REIT
6 4,998
Morinaga & Co. Ltd.
400 6,386
Morinaga Milk Industry Co. Ltd.
400 8,257
MS&AD Insurance Group
Holdings, Inc.
1,200 25,055
Murata Manufacturing Co. Ltd.
1,451 27,391
Nabtesco Corp.
200 3,275
Nagase & Co. Ltd.
3,665 71,763
Nagoya Railroad Co. Ltd.
1,800 20,624
Nankai Electric Railway Co. Ltd.
718 11,863
NEC Corp.
800 59,181

8 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
NEC Networks & System
Integration Corp.
200 2,833
NET One Systems Co. Ltd.
700 13,279
NGK Insulators Ltd.
3,377 45,032
NH Foods Ltd.
600 18,392
NHK Spring Co. Ltd.
3,700 41,063
Nichirei Corp.
1,400 31,671
Nidec Corp.
200 9,982
Nifco, Inc.
761 18,150
Nikon Corp.
1,100 11,410
Nintendo Co. Ltd.
1,350 73,494
Nippon Accommodations Fund,
Inc. REIT
2 8,082
Nippon Building Fund, Inc. REIT
5 18,677
NIPPON EXPRESS HOLDINGS,
Inc.
536 26,424
Nippon Kayaku Co. Ltd.
5,000 40,647
Nippon Prologis REIT, Inc. REIT
6 9,897
Nippon Sanso Holdings Corp.
1,259 37,134
Nippon Shokubai Co. Ltd.
4,100 43,206
Nippon Steel Corp.
3,413 74,539
Nippon Telegraph & Telephone
Corp.
11,475 11,267
Nippon Yusen KK
2,800 88,822
Nishi-Nippon Railroad Co. Ltd.
1,500 23,629
Nissan Chemical Corp.
1,083 30,041
Nissan Motor Co. Ltd.
8,500 30,204
Nisshin Seifun Group, Inc.
1,578 17,693
Nissin Foods Holdings Co. Ltd.
1,452 36,571
Niterra Co. Ltd.
2,302 69,231
Nitori Holdings Co. Ltd.
310 34,266
Nitto Denko Corp.
1,943 148,311
Noevir Holdings Co. Ltd.
200 6,911
NOF Corp.
4,221 54,366
NOK Corp.
2,000 27,681
Nomura Real Estate Holdings,
Inc.
986 25,343
Nomura Real Estate Master
Fund, Inc. REIT
12 11,279
Nomura Research Institute Ltd.
1,400 37,453
NS Solutions Corp.
900 29,209
NSK Ltd.
4,200 20,577
Obayashi Corp.
27,062 315,059
OBIC Business Consultants Co.
Ltd.
300 12,025
Obic Co. Ltd.
235 30,454
Odakyu Electric Railway Co. Ltd.
3,300 34,576
Oji Holdings Corp.
13,788 55,628
OKUMA Corp.
700 29,939
Omron Corp.
600 19,618
Ono Pharmaceutical Co. Ltd.
1,777 25,726
Number
of Shares Value $
Open House Group Co. Ltd.
1,180 34,016
Oracle Corp.
300 21,248
Oriental Land Co. Ltd.
490 13,679
ORIX Corp.
2,736 59,527
Orix JREIT, Inc. REIT
8 8,115
Osaka Gas Co. Ltd.
6,429 146,135
OSG Corp.
1,400 17,283
Otsuka Corp.
2,916 55,316
Otsuka Holdings Co. Ltd.
1,734 71,437
PALTAC Corp.
382 10,022
Pan Pacific International
Holdings Corp.
1,399 35,940
Panasonic Holdings Corp.
8,672 76,348
Penta-Ocean Construction Co.
Ltd.
2,920 11,729
Persol Holdings Co. Ltd.
8,890 12,791
Pigeon Corp.
300 2,873
Pola Orbis Holdings, Inc.
400 3,411
Rakuten Group, Inc.*
1,100 5,712
Recruit Holdings Co. Ltd.
926 46,835
Renesas Electronics Corp.
500 9,342
Rengo Co. Ltd.
5,612 37,837
Resona Holdings, Inc.
1,400 9,657
Resonac Holdings Corp.
1,300 28,723
Resorttrust, Inc.
900 13,963
Ricoh Co. Ltd.
2,300 20,542
Rinnai Corp.
1,451 34,801
Rohm Co. Ltd.
1,256 16,209
Rohto Pharmaceutical Co. Ltd.
722 12,685
Ryohin Keikaku Co. Ltd.
1,700 27,938
Sankyo Co. Ltd.
9,245 90,100
Sankyu, Inc.
1,500 54,160
Sanrio Co. Ltd.
300 4,627
Santen Pharmaceutical Co. Ltd.
1,900 19,684
Sanwa Holdings Corp.
5,300 98,364
Sapporo Holdings Ltd.
300 10,133
SBI Holdings, Inc.
500 12,924
SCREEN Holdings Co. Ltd.
128 12,222
SCSK Corp.
1,400 26,522
Secom Co. Ltd.
1,777 110,502
Sega Sammy Holdings, Inc.
1,000 14,073
Seibu Holdings, Inc.
2,000 29,750
Seiko Epson Corp.
2,251 36,198
Seino Holdings Co. Ltd.
4,300 56,026
Sekisui Chemical Co. Ltd.
6,501 93,205
Sekisui House Ltd.
3,636 81,723
Sekisui House Reit, Inc. REIT
22 11,466
Seven & i Holdings Co. Ltd.
2,100 27,101
Seven Bank Ltd.
2,600 4,383
SG Holdings Co. Ltd.
4,460 45,070

DBX ETF Trust | 9
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Shikoku Electric Power Co., Inc.
5,100 48,941
Shimadzu Corp.
896 23,195
Shimamura Co. Ltd.
1,222 58,555
Shimano, Inc.
262 42,832
Shimizu Corp.
22,746 125,885
Shin-Etsu Chemical Co. Ltd.
1,435 53,466
Shinko Electric Industries Co.
Ltd.
200 7,121
Shionogi & Co. Ltd.
1,600 71,679
Shiseido Co. Ltd.
200 6,327
Shizuoka Financial Group, Inc.
1,200 12,390
SHO-BOND Holdings Co. Ltd.
649 24,458
Skylark Holdings Co. Ltd.*
5,660 77,870
SMC Corp.
57 28,586
SoftBank Corp.
2,305 27,686
Sohgo Security Services Co. Ltd.
4,435 26,710
Sojitz Corp.
7,720 201,616
Sompo Holdings, Inc.
1,200 25,391
Sony Group Corp.
173 14,196
Sotetsu Holdings, Inc.
900 13,994
Square Enix Holdings Co. Ltd.
500 14,983
Stanley Electric Co. Ltd.
1,131 20,767
Subaru Corp.
10,264 228,604
Sugi Holdings Co. Ltd.
3,105 48,152
SUMCO Corp.
300 4,502
Sumitomo Bakelite Co. Ltd.
1,000 27,618
Sumitomo Chemical Co. Ltd.
7,400 15,177
Sumitomo Corp.
5,932 154,052
Sumitomo Electric Industries
Ltd.
11,726 189,868
Sumitomo Forestry Co. Ltd.
1,383 47,753
Sumitomo Heavy Industries Ltd.
1,449 39,281
Sumitomo Metal Mining Co. Ltd.
569 18,521
Sumitomo Mitsui Financial
Group, Inc.
200 13,096
Sumitomo Mitsui Trust Holdings,
Inc.
1,000 23,182
Sumitomo Realty &
Development Co. Ltd.
971 30,296
Sumitomo Rubber Industries
Ltd.
9,100 102,556
Sundrug Co. Ltd.
1,188 30,209
Suntory Beverage & Food Ltd.
674 24,666
Suzuken Co. Ltd.
3,984 120,322
Suzuki Motor Corp.
7,968 94,488
Sysmex Corp.
381 6,496
Taiheiyo Cement Corp.
300 7,476
Taisei Corp.
1,734 65,842
Takara Holdings, Inc.
3,800 25,620
Takashimaya Co. Ltd.
400 6,632
Takeda Pharmaceutical Co. Ltd.
100 2,655
Number
of Shares Value $
TBS Holdings, Inc.
800 18,699
TDK Corp.
730 36,471
TechnoPro Holdings, Inc.
387 6,433
Teijin Ltd.
2,320 22,559
Terumo Corp.
832 14,136
THK Co. Ltd.
200 3,866
TIS, Inc.
1,400 25,564
Tobu Railway Co. Ltd.
2,000 35,305
Toda Corp.
1,000 6,933
Toho Co. Ltd.
659 20,813
Toho Gas Co. Ltd.
2,900 76,105
Tohoku Electric Power Co., Inc.
5,419 54,847
Tokai Carbon Co. Ltd.
1,400 8,873
Tokio Marine Holdings, Inc.
700 24,183
Tokyo Century Corp.
600 5,538
Tokyo Electric Power Co.
Holdings, Inc.*
7,504 44,868
Tokyo Electron Ltd.
61 13,054
Tokyo Gas Co. Ltd.
16,859 378,173
Tokyo Ohka Kogyo Co. Ltd.
1,300 33,918
Tokyo Seimitsu Co. Ltd.
100 7,111
Tokyo Tatemono Co. Ltd.
1,400 22,664
Tokyu Corp.
1,700 19,851
Tokyu Fudosan Holdings Corp.
2,622 18,120
TOPPAN Holdings, Inc.
4,065 105,282
Toray Industries, Inc.
7,100 35,503
Toridoll Holdings Corp.
300 7,130
Tosoh Corp.
2,141 27,153
TOTO Ltd.
280 6,986
Toyo Seikan Group Holdings Ltd.
821 13,576
Toyo Suisan Kaisha Ltd.
1,400 100,760
Toyo Tire Corp.
3,500 62,418
Toyoda Gosei Co. Ltd.
1,484 28,755
Toyota Boshoku Corp.
2,000 29,145
Toyota Industries Corp.
398 37,484
Toyota Motor Corp.
300 6,493
Toyota Tsusho Corp.
2,123 128,870
Trend Micro, Inc.
439 19,773
TS Tech Co. Ltd.
3,858 46,008
Tsumura & Co.
300 7,541
Tsuruha Holdings, Inc.
128 7,577
UBE Corp.
293 5,389
Unicharm Corp.
577 18,546
United Urban Investment Corp.
REIT
8 7,122
Ushio, Inc.
601 8,072
USS Co. Ltd.
5,800 45,195
Welcia Holdings Co. Ltd.
800 11,029
West Japan Railway Co.
3,400 67,894
Yakult Honsha Co. Ltd.
300 5,462

10 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Yamada Holdings Co. Ltd.
7,257 20,338
Yamaguchi Financial Group, Inc.
500 6,109
Yamaha Motor Co. Ltd.
4,600 44,860
Yamato Holdings Co. Ltd.
4,000 45,868
Yamato Kogyo Co. Ltd.
1,400 73,054
Yamazaki Baking Co. Ltd.
2,853 62,763
Yaoko Co. Ltd.
400 23,593
Yaskawa Electric Corp.
100 3,810
Yokogawa Electric Corp.
1,500 38,525
Yokohama Rubber Co. Ltd.
1,400 35,101
Zenkoku Hosho Co. Ltd.
638 22,866
Zensho Holdings Co. Ltd.
1,000 39,206
Zeon Corp.
1,359 12,587
ZOZO, Inc.
200 4,681
(Cost $15,945,608)
17,183,815
Jordan — 0.1%
Hikma Pharmaceuticals PLC
(Cost $83,154)
3,221 79,149
Luxembourg — 0.2%
ArcelorMittal SA
222 5,823
Eurofins Scientific SE
427 25,662
L'Occitane International SA
4,182 17,373
RTL Group SA
384 12,819
Tenaris SA
2,657 43,540
(Cost $104,110)
105,217
Netherlands — 2.7%
Aalberts NV
416 19,699
ABN AMRO Bank NV, 144A
242 4,111
Adyen NV*, 144A
6 7,717
Akzo Nobel NV
1,119 77,916
ASM International NV
12 8,340
ASML Holding NV
10 9,453
ASR Nederland NV
206 9,929
BE Semiconductor Industries NV
143 20,958
CTP NV, 144A
3,129 55,776
Euronext NV, 144A
126 12,359
EXOR NV
2,023 225,986
Ferrovial SE
851 33,499
Heineken Holding NV
570 46,471
Heineken NV
209 20,847
IMCD NV
375 56,750
ING Groep NV
328 5,827
JDE Peet's NV
279 6,124
Koninklijke Ahold Delhaize NV
6,592 204,240
Koninklijke KPN NV
21,035 78,646
Koninklijke Philips NV*
3,586 96,857
Koninklijke Vopak NV
861 35,276
NN Group NV
121 5,621
Number
of Shares Value $
Prosus NV*
264 9,567
QIAGEN NV*
360 15,386
Randstad NV
1,471 77,291
Signify NV, 144A
808 21,859
Stellantis NV
4,754 104,251
Universal Music Group NV
1,121 34,781
Wolters Kluwer NV
1,041 165,053
(Cost $1,318,690)
1,470,590
New Zealand — 1.0%
a2 Milk Co. Ltd.*
1,986 9,383
Air New Zealand Ltd.
13,231 4,390
Auckland International Airport
Ltd.
2,977 14,267
Contact Energy Ltd.
8,274 46,870
Fisher & Paykel Healthcare Corp.
Ltd.
3,393 61,497
Fletcher Building Ltd.
15,135 28,920
Infratil Ltd.
10,288 67,002
Mainfreight Ltd.
1,536 65,164
Mercury NZ Ltd.
7,769 31,885
Meridian Energy Ltd.
4,378 18,183
Ryman Healthcare Ltd.*
4,199 9,391
SKYCITY Entertainment Group
Ltd.
5,395 5,768
Spark New Zealand Ltd.
59,881 153,602
Xero Ltd.*
143 12,839
(Cost $564,414)
529,161
Norway — 1.0%
Aker ASA, Class A
212 12,617
Aker BP ASA
452 11,574
DNB Bank ASA
263 5,139
Equinor ASA
773 22,292
Gjensidige Forsikring ASA
943 16,495
Kongsberg Gruppen ASA
1,147 98,464
Mowi ASA
4,925 88,074
Norsk Hydro ASA
2,476 16,721
Orkla ASA
13,593 108,145
Salmar ASA
1,115 67,793
Schibsted ASA, Class A
524 15,169
Schibsted ASA, Class B
603 16,284
Telenor ASA
1,400 16,318
Var Energi ASA
15,510 54,868
Yara International ASA
747 23,111
(Cost $556,279)
573,064
Poland — 0.7%
Bank Polska Kasa Opieki SA
1,002 40,722
Dino Polska SA*, 144A
352 35,057
KGHM Polska Miedz SA
479 18,457
LPP SA
2 8,809

DBX ETF Trust | 11
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
ORLEN SA
12,201 197,007
Powszechna Kasa Oszczednosci
Bank Polski SA
830 12,514
Powszechny Zaklad Ubezpieczen
SA
3,904 49,581
Santander Bank Polska SA
138 17,680
(Cost $343,445)
379,827
Portugal — 0.6%
EDP - Energias de Portugal SA
7,039 28,511
Galp Energia SGPS SA
11,087 232,476
Jeronimo Martins SGPS SA
3,291 73,526
(Cost $241,975)
334,513
Russia — 0.0%
Evraz PLC*(c)
(Cost $35,071)
4,559 0
Singapore — 3.3%
BOC Aviation Ltd., 144A
698 5,175
CapitaLand Ascendas REIT
9,436 18,220
CapitaLand Ascott Trust(a)
24,655 16,325
CapitaLand Integrated
Commercial Trust REIT
47,374 68,693
CapitaLand Investment Ltd.
800 1,574
City Developments Ltd.
2,000 8,301
ComfortDelGro Corp. Ltd.
108,844 111,928
DBS Group Holdings Ltd.
1,888 50,269
Genting Singapore Ltd.
63,700 42,884
Jardine Cycle & Carriage Ltd.(d)
1,310 24,946
Keppel REIT
25,472 16,112
Keppel DC REIT
10,000 13,317
Keppel Ltd.
74,162 368,698
Mapletree Industrial Trust REIT
23,278 37,887
Mapletree Logistics Trust REIT
39,067 38,440
Mapletree Pan Asia Commercial
Trust REIT
14,091 12,718
NETLINK NBN TRUST
46,900 28,972
Oversea-Chinese Banking Corp.
Ltd.
7,462 80,102
Sembcorp Industries Ltd.
18,353 69,111
SIA Engineering Co. Ltd.
5,300 9,175
Singapore Airlines Ltd.
72,100 361,113
Singapore Exchange Ltd.
16,680 117,970
Singapore Post Ltd.
7,100 2,574
Singapore Technologies
Engineering Ltd.
25,928 80,180
Singapore Telecommunications
Ltd.
26,166 48,007
StarHub Ltd.
22,400 21,212
Suntec Real Estate Investment
Trust REIT
5,400 4,275
United Overseas Bank Ltd.
2,400 54,669
UOL Group Ltd.
8,929 35,605
Number
of Shares Value $
Venture Corp. Ltd.
4,162 43,169
Wilmar International Ltd.
5,200 11,887
(Cost $1,819,458)
1,803,508
South Korea — 4.5%
BGF retail Co. Ltd.
89 7,489
BNK Financial Group, Inc.
6,389 38,992
Cheil Worldwide, Inc.
2,756 37,203
CJ CheilJedang Corp.
96 24,233
CJ Corp.
166 16,533
CJ Logistics Corp.
428 32,056
Coway Co. Ltd.
527 21,467
Daewoo Engineering &
Construction Co. Ltd.*
2,027 5,351
DB Insurance Co. Ltd.
681 50,907
DGB Financial Group, Inc.
2,164 12,879
DL E&C Co. Ltd.
899 22,076
Dongsuh Cos., Inc.
435 5,891
Doosan Bobcat, Inc.
656 27,338
E-MART, Inc.
27 1,195
Fila Holdings Corp.
163 4,638
GS Engineering & Construction
Corp.*
744 8,055
GS Holdings Corp.
2,354 74,128
GS Retail Co. Ltd.
502 7,190
Hana Financial Group, Inc.
1,803 80,347
Hankook Tire & Technology Co.
Ltd.
1,769 56,026
Hanon Systems
1,269 4,592
Hanwha Corp.
271 5,295
HD Hyundai Co. Ltd.
514 25,504
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.*
149 14,033
Hotel Shilla Co. Ltd.
121 4,973
Hyundai Department Store Co.
Ltd.
97 3,478
Hyundai Engineering &
Construction Co. Ltd.
636 15,251
Hyundai Glovis Co. Ltd.
510 66,119
Hyundai Marine & Fire Insurance
Co. Ltd.
787 18,644
Hyundai Mobis Co. Ltd.
718 111,235
Hyundai Motor Co.
299 54,637
Hyundai Steel Co.
718 15,376
Industrial Bank of Korea
3,858 38,342
Kangwon Land, Inc.
748 8,055
KB Financial Group, Inc.
1,822 104,487
KEPCO Plant Service &
Engineering Co. Ltd.
255 6,842
Kia Corp.
1,547 131,510
Korea Aerospace Industries Ltd.
1,433 53,613

12 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Korea Investment Holdings Co.
Ltd.
83 3,909
Korea Zinc Co. Ltd.
22 8,374
Korean Air Lines Co. Ltd.
3,190 48,038
Krafton, Inc.*
42 7,584
KT&G Corp.
1,621 97,760
Kumho Petrochemical Co. Ltd.
95 10,114
LG Corp.
395 23,194
LG Electronics, Inc.
279 21,118
LG H&H Co. Ltd.
22 6,634
LG Uplus Corp.
5,553 38,703
Lotte Corp.
398 7,517
LOTTE Fine Chemical Co. Ltd.
254 8,797
Lotte Shopping Co. Ltd.
163 7,758
LS Corp.
87 10,688
Meritz Financial Group, Inc.
123 6,832
Mirae Asset Securities Co. Ltd.
4,087 21,283
NAVER Corp.
46 5,655
NH Investment & Securities Co.
Ltd.
3,008 26,679
NongShim Co. Ltd.
51 16,926
OCI Holdings Co. Ltd.
88 6,159
Ottogi Corp.
19 6,244
POSCO Holdings, Inc.
112 29,849
S-1 Corp.
893 41,020
Samsung C&T Corp.
1,388 135,437
Samsung Card Co. Ltd.
930 27,204
Samsung E&A Co. Ltd.*
972 16,428
Samsung Electro-Mechanics
Co. Ltd.
194 21,718
Samsung Electronics Co. Ltd.
131 6,954
Samsung Fire & Marine
Insurance Co. Ltd.
418 105,213
Samsung Life Insurance Co. Ltd.
109 6,637
Samsung SDS Co. Ltd.
888 98,257
Samsung Securities Co. Ltd.
1,658 43,230
Shinhan Financial Group Co. Ltd.
3,682 125,388
Shinsegae, Inc.
102 12,023
SK Square Co. Ltd.*
183 10,257
SK, Inc.
178 22,653
S-Oil Corp.
707 34,825
Woori Financial Group, Inc.
9,058 92,703
Yuhan Corp.
711 35,330
(Cost $2,258,570)
2,471,072
Spain — 1.0%
Acciona SA
45 5,760
ACS Actividades de
Construccion y Servicios SA
1,209 53,970
Aena SME SA, 144A
208 40,554
Amadeus IT Group SA
465 32,984
Number
of Shares Value $
Banco Bilbao Vizcaya Argentaria
SA
835 9,010
Banco Santander SA
2,042 10,717
Bankinter SA
779 6,867
CaixaBank SA
1,647 9,423
Cellnex Telecom SA*, 144A
167 6,079
Enagas SA
959 14,710
Endesa SA
1,513 30,058
Fomento de Construcciones y
Contratas SA
552 8,977
Grifols SA*
1,250 12,658
Iberdrola SA
3,449 45,305
Industria de Diseno Textil SA
349 16,504
Mapfre SA
8,044 19,299
Naturgy Energy Group SA
163 4,367
Redeia Corp. SA
2,136 38,354
Repsol SA
3,026 49,341
Telefonica SA
24,966 116,137
(Cost $475,527)
531,074
Sweden — 5.7%
Alfa Laval AB
2,171 100,157
Assa Abloy AB, Class B
2,510 73,315
Atlas Copco AB, Class A
2,943 56,189
Atlas Copco AB, Class B
1,750 28,828
Axfood AB
3,627 96,114
Boliden AB
1,444 50,361
Epiroc AB, Class A
2,664 55,397
Epiroc AB, Class B
2,089 39,010
Essity AB, Class B
2,653 67,982
Evolution AB, 144A
89 9,546
Getinge AB, Class B
1,602 28,484
H & M Hennes & Mauritz AB,
Class B
1,816 32,047
Hexagon AB, Class B
4,185 45,840
Holmen AB, Class B
1,791 74,827
Husqvarna AB, Class B
3,856 31,787
Industrivarden AB, Class A
5,067 179,705
Industrivarden AB, Class C
5,427 189,944
Indutrade AB
2,641 67,901
Investment AB Latour, Class B
908 25,201
Investor AB, Class A
1,385 37,163
Investor AB, Class B
5,830 157,651
L E Lundbergforetagen AB,
Class B
820 41,557
Lifco AB, Class B
1,150 30,376
Saab AB, Class B
1,639 39,490
Sandvik AB
3,163 69,322
Securitas AB, Class B
23,170 237,490
Skandinaviska Enskilda Banken
AB, Class A
2,185 30,987
Skanska AB, Class B
6,389 112,536

DBX ETF Trust | 13
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
SKF AB, Class B
8,576 186,977
SSAB AB, Class A
6,718 38,990
SSAB AB, Class B
22,745 131,489
Svenska Cellulosa AB SCA,
Class B
2,085 31,888
Svenska Handelsbanken AB,
Class A
3,016 28,287
Sweco AB, Class B
1,338 18,701
Swedbank AB, Class A
2,250 46,659
Swedish Orphan Biovitrum AB*
329 8,834
Tele2 AB, Class B
6,086 59,372
Telefonaktiebolaget LM Ericsson,
Class B
3,343 20,527
Telia Co. AB
18,887 48,936
Trelleborg AB, Class B
9,888 384,531
Volvo AB, Class A
546 14,785
Volvo AB, Class B
3,567 95,643
(Cost $2,965,032)
3,124,826
Switzerland — 4.5%
ABB Ltd.
1,754 96,046
Adecco Group AG
4,065 153,832
Alcon, Inc.
307 27,340
Bachem Holding AG
53 4,750
Baloise Holding AG
144 24,885
Banque Cantonale Vaudoise
80 8,429
Barry Callebaut AG
5 8,679
Belimo Holding AG
51 23,709
BKW AG
387 60,914
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
7 81,550
Cie Financiere Richemont SA,
Class A
94 15,009
Clariant AG*
1,439 22,969
Coca-Cola HBC AG*
3,020 101,817
DKSH Holding AG
455 30,866
DSM-Firmenich AG
31 3,556
Emmi AG
25 24,940
EMS-Chemie Holding AG
35 28,864
Flughafen Zurich AG
124 26,377
Geberit AG
159 97,006
Georg Fischer AG
715 51,674
Givaudan SA
21 98,628
Glencore PLC
8,128 49,751
Helvetia Holding AG
87 11,678
Holcim AG*
1,762 153,866
Julius Baer Group Ltd.
87 5,215
Kuehne + Nagel International AG
345 97,708
Logitech International SA
1,966 194,824
Lonza Group AG
140 75,482
Nestle SA
69 7,309
Number
of Shares Value $
Novartis AG
311 32,119
Partners Group Holding AG
87 116,302
PSP Swiss Property AG
241 30,267
Roche Holding AG
31 7,938
Sandoz Group AG
4,418 157,004
Schindler Holding AG
96 24,262
Schindler Holding AG
Participation Certificates
192 49,716
SGS SA
643 59,870
SIG Group AG*
774 16,069
Sika AG
18 5,445
Sonova Holding AG
310 97,864
STMicroelectronics NV
233 9,575
Straumann Holding AG
228 29,569
Swatch Group AG — Bearer
75 16,057
Swatch Group AG — Registered
191 7,961
Swiss Life Holding AG
42 29,228
Swiss Prime Site AG
131 12,096
Swiss Re AG
160 20,343
Swisscom AG
68 37,552
Tecan Group AG
26 9,205
Temenos AG
213 13,694
UBS Group AG
683 21,569
VAT Group AG, 144A
117 63,107
Zurich Insurance Group AG
42 22,053
(Cost $2,227,110)
2,476,538
Thailand — 0.0%
Thai Beverage PCL
(Cost $10,244)
27,400 10,034
United Kingdom — 11.0%
3i Group PLC
12,980 473,144
Admiral Group PLC
4,606 159,159
Amcor PLC CDI
8,504 83,929
Anglo American PLC
334 10,689
Ashtead Group PLC
318 23,029
Associated British Foods PLC
2,728 88,569
AstraZeneca PLC
86 13,347
Auto Trader Group PLC, 144A
10,938 113,666
Aviva PLC
2,684 16,399
B&M European Value Retail SA
25,421 176,265
BAE Systems PLC
13,241 234,670
Barclays PLC
1,768 4,952
Barratt Developments PLC
16,004 102,534
Beazley PLC
1,478 12,984
Berkeley Group Holdings PLC
2,762 184,269
BP PLC
4,189 26,035
British American Tobacco PLC
285 8,763
BT Group PLC
14,767 24,555
Bunzl PLC
1,906 71,249

14 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Burberry Group PLC
632 8,328
Centrica PLC
95,536 172,177
Compass Group PLC
4,020 112,192
ConvaTec Group PLC, 144A
3,008 9,521
Croda International PLC
316 18,266
Diageo PLC
637 21,334
DS Smith PLC
42,333 205,353
Endeavour Mining PLC
421 9,203
Ferguson PLC
1,145 231,793
GSK PLC
4,113 92,506
Haleon PLC
10,338 42,791
Halma PLC
1,417 40,160
Hargreaves Lansdown PLC
6,732 90,469
Howden Joinery Group PLC
14,114 163,077
HSBC Holdings PLC
419 3,715
IMI PLC
2,497 58,974
Imperial Brands PLC
10,851 268,159
Informa PLC
2,697 29,112
InterContinental Hotels Group
PLC
1,260 126,734
Intertek Group PLC
1,619 98,448
J Sainsbury PLC
57,598 203,281
Johnson Matthey PLC
475 10,632
Kingfisher PLC
12,866 43,262
Legal & General Group PLC
4,592 14,616
Lloyds Banking Group PLC
17,228 12,178
London Stock Exchange Group
PLC
53 6,182
Marks & Spencer Group PLC
25,610 98,472
Melrose Industries PLC
569 4,461
Mondi PLC
9,917 197,097
National Grid PLC
5,003 56,207
NatWest Group PLC
1,604 6,433
Next PLC
1,543 183,450
Pearson PLC
5,438 65,636
Persimmon PLC
3,380 62,184
Reckitt Benckiser Group PLC
1,121 63,542
RELX PLC
2,065 89,812
Rightmove PLC
13,835 93,922
Rio Tinto PLC
1,332 92,868
RS GROUP PLC
4,371 39,151
Sage Group PLC
5,846 76,106
Schroders PLC
2,032 10,136
Severn Trent PLC
893 27,128
Shell PLC
459 16,430
Smith & Nephew PLC
2,576 32,483
Smiths Group PLC
2,115 46,370
Spirax-Sarco Engineering PLC
149 16,903
SSE PLC
2,007 44,846
Standard Chartered PLC
375 3,712
Number
of Shares Value $
Taylor Wimpey PLC
39,885 74,725
Tesco PLC
121,854 482,500
Unilever PLC
718 39,117
UNITE Group PLC REIT
245 2,906
United Utilities Group PLC
4,394 56,840
Vodafone Group PLC
46,355 44,630
Weir Group PLC
1,206 32,614
Whitbread PLC
572 21,506
Wise PLC*, Class A
1,979 20,523
WPP PLC
3,531 36,721
(Cost $5,054,914)
6,060,101
United States — 0.2%
CRH PLC
1,074 87,810
CRH PLC
160 12,463
(Cost $66,506)
100,273
TOTAL COMMON STOCKS
(Cost $49,192,062)
54,090,875
PREFERRED STOCKS — 0.3%
Germany — 0.2%
Bayerische Motoren Werke AG
120 11,516
FUCHS SE
1,142 55,095
Henkel AG & Co. KGaA
425 38,350
Volkswagen AG
35 4,369
(Cost $89,464)
109,330
South Korea — 0.1%
CJ CheilJedang Corp.
56 6,168
Hanwha Corp.
512 5,536
Hyundai Motor Co.
193 21,411
Hyundai Motor Co.
120 13,295
Samsung Fire & Marine
Insurance Co. Ltd.
55 10,527
(Cost $41,320)
56,937
Spain — 0.0%
Grifols SA*, Class B
(Cost $9,705)
1,534 11,025
TOTAL PREFERRED STOCKS
(Cost $140,489)
177,292
RIGHTS — 0.0%
France — 0.0%
Alstom SA* , expires 6/24/24
(Cost $0)
598 641
United Kingdom — 0.0%
National Grid PLC* , expires
6/24/24
(Cost $0)
1,459 3,642
TOTAL RIGHTS
(Cost $0)
4,283

DBX ETF Trust | 15
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*(c)
,
expires 8/22/28
(Cost $0)
38 0
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(e)(f), 5.24%
(Cost $22,055)
22,055 22,055
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money
Market Series "Institutional
Shares"(e), 5.26%
(Cost $60,498)
60,498 60,498
TOTAL INVESTMENTS — 98.9%
(Cost $49,415,104)
54,355,003
Other assets and liabilities,
net — 1.1%
617,000
NET ASSETS — 100.0%
54,972,003
 (a)(b)  (c)  *(d)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
5,858 7,803 (11,755) 3,366 1,538 207 — 412 6,810
DWS Group GmbH & Co. KGaA, 144A (b)
— 29,976 (29,604) 4,604 1,137 — — 132 6,113
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (e)(f)
— 22,055 (g) — — — — — 22,055 22,055
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 5.26% (e)
24,747 2,864,492 (2,828,741) — — 3,839 — 60,498 60,498
30,605 2,924,326 (2,870,100) 7,970 2,675 4,046 — 83,097 95,476
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $20,972, which is 0.0% of net assets.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
CDI: Chess Depositary Interests
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

16 | DBX ETF Trust
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Industrials
14,650,543 27 .0
Consumer Discretionary
6,744,164 12 .4
Financials
6,068,469 11 .2
Materials
6,058,251 11 .2
Consumer Staples
5,489,486 10 .1
Utilities
4,036,520 7 .4
Information Technology
2,517,361 4 .7
Health Care
2,499,635 4 .6
Energy
2,345,687 4 .3
Communication Services
2,217,948 4 .1
Real Estate
1,644,386 3 .0
Total
54,272,450 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro EURO STOXX 50 Futures
EUR 2 10,662 10,821 6/21/2024 159
MINI TOPIX Index Futures
JPY 1 17,521 17,640 6/13/2024 119
MSCI EAFE Futures
USD 5 588,426 592,550 6/21/2024 4,124
Total unrealized appreciation
4,402
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 17
Schedule of Investments
Xtrackers FTSE Developed ex US Multifactor ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
During the period ended May 31, 2024, the amount of transfers from the amount of transfers from Level 3 to Level 1 was $64,772. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEEF-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 54,090,875 $ — $ 0 $ 54,090,875
Preferred Stocks (a)
177,292 — — 177,292
Rights (a)
4,283 — — 4,283
Warrants
— — 0 0
Short-Term Investments (a)
82,553 — — 82,553
Derivatives (b)
Futures Contracts
4,402 — — 4,402
TOTAL
$ 54,359,405 $ — $ 0 $ 54,359,405
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.